Equity Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Stock Options Tables Abstract
Schedule of Stock Option Issued

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the years ended June 30, 2020 and 2019:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2018	41,200	$15.00	5.8	$142,000
Granted	16,800	5.00	4.5	131,000
Options Exercised or Forfeited	—	—	—	—
Outstanding at June 30, 2019	58,000	12.50	5.2	273,000
Granted	10,400	3.88	4.5	105,200
Options Exercised or Forfeited	(8,000)	—	—	—
Outstanding at June 30, 2020	60,400	$11.06	4.2	$352,600
Exercisable at June 30, 2020	60,400	$11.06	4.2	$352,600

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	June 30 2020	June 30 2019
Expected life of options (In years)	5	5
Expected volatility	73.74%	69.77%
Risk free interest rate	1.63%	2.60%
Dividend Yield	0%	0%

Schedule of option outstanding and exercisable by exercise price

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2020:

Exercise Price	Outstanding	Weighted Average Contract Life	Exercisable
$2.80	8,000	4.6	8,000
$3.75	5,600	3.6	5,600
$6.25	3,200	3.6	3,200
$7.50	25,600	5.6	25,600
$8.75	1,600	5.4	1,600
$12.50	4,000	2.6	4,000
$25.00	1,600	2.3	1,600
$26.25	4,400	1.8	4,400
$27.50	800	1.7	800
$28.75	1,600	2.1	1,600
$31.25	4,000	1.4	4,000
Total	60,400		60,400

Schedule of Warrants Issued

The following table summarizes the warrants that have been issued:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2018	38,193	$36.25	5.5	$—
Granted	1,713,333	$45.00	5.6	$1,159,988
Expired	—	$—	—	$—
Exercised	1,626,859	$45.00	—	$—
Outstanding and exercisable at June 30, 2019	124,667	$45.00	5.6	$1,202,678
Granted	1,250,000	$4.00	4.7	$—
Expired	—	$—	—	$—
Outstanding and exercisable at June 30, 2020	1,374,667	$7.72	4.2	$13,799,331